CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 129.6	$ 83.9
Accrued liabilities	363.3	303.0
Employee related accrued liabilities	223.5	156.1
Total accounts payable and accrued liabilities	716.4	543.0
Accrued interest payable	$ 20.0	$ 31.1